Note 7 - Preferred Shares - Changes in Preferred Shares and Embedded Derivatives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Embedded derivatives derived from series A preferred shares [member]
Statement Line Items [Line Items]
Balance		$ 83,355,470
Balance	83,355,470	61,893,086
Loss (gain) on re-measurement at fair value	85,089,013	21,462,384
Issuance of preferred shares
Excess reclassified as contributed surplus (total $173,285,855)	(168,444,483)
Embedded derivatives derived from series B preferred shares [member]
Statement Line Items [Line Items]
Balance		34,469,141
Balance	34,469,141	21,949,483
Loss (gain) on re-measurement at fair value	(7,093,016)	12,519,658
Issuance of preferred shares
Excess reclassified as contributed surplus (total $173,285,855)	(27,376,125)
Embedded derivatives derived from series C preferred shares [member]
Statement Line Items [Line Items]
Balance
Balance
Loss (gain) on re-measurement at fair value	(93,334)
Issuance of preferred shares	2,715,811
Excess reclassified as contributed surplus (total $173,285,855)	(2,622,477)
Series A preferred shares [member]
Statement Line Items [Line Items]
Balance	24,993,486	23,801,078
Accretion during the year	730,576	1,192,408
Loss on re-measurement at fair value
Issuance of preferred shares
Transaction costs
Original stated capital of preferred shares reclassified as share capital upon conversion	(32,708,047)
Excess reclassified as contributed surplus (total $173,285,855)	6,983,985
Balance		24,993,486
Series B preferred shares [member]
Statement Line Items [Line Items]
Balance	42,887,466	40,337,696
Accretion during the year	1,575,843	2,549,770
Loss on re-measurement at fair value
Issuance of preferred shares
Transaction costs
Original stated capital of preferred shares reclassified as share capital upon conversion	(59,999,141)
Excess reclassified as contributed surplus (total $173,285,855)	15,535,832
Balance		42,887,466
Series C preferred shares [member]
Statement Line Items [Line Items]
Balance
Accretion during the year	172,743
Loss on re-measurement at fair value
Issuance of preferred shares	7,284,269
Transaction costs	(94,345)
Original stated capital of preferred shares reclassified as share capital upon conversion	(10,000,080)
Excess reclassified as contributed surplus (total $173,285,855)	2,637,413
Balance